T. ROWE PRICE Capital Appreciation and Income Fund
March 31, 2026 Unaudited
1
Portfolio of Investments
‡
Par/Shares $ Value
(Cost and value in $000s)
‡
BANK LOANS  12.6% (1)
AmWINS Group, FRN
1M TSFR + 2.00%, 5.668%, 1/30/32  865,574 859
Applied Systems, FRN
3M TSFR + 2.25%, 5.95%, 2/24/31  6,763,521 6,625
Applied Systems, FRN
3M TSFR + 4.50%, 8.20%, 2/23/32 (2) 1,309,000 1,289
Ascend Learning, FRN
1M TSFR + 3.00%, 6.668%, 12/11/28  170,151 166
Broadstreet Partners, FRN
1M TSFR + 2.50%, 6.168%, 6/13/31  3,225,099 3,142
CPI Holdco B, FRN
1M TSFR + 2.00%, 5.668%, 5/17/31  1,441,011 1,430
Ellucian Holdings, FRN
1M TSFR + 2.50%, 6.168%, 10/8/29 (2) 1,744,867 1,694
Epicor Software, FRN
1M TSFR + 2.50%, 6.168%, 5/30/31  1,186,237 1,162
Filtration Group, FRN
1M TSFR + 2.50%, 6.168%, 10/21/28  4,923,366 4,921
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 5.429%, 11/8/30  5,022,000 5,028
HUB International, FRN
3M TSFR + 2.25%, 5.92%, 6/20/30  2,783,548 2,775
ICON Luxembourg, FRN
3M TSFR + 2.00%, 5.70%, 7/3/28  1,952,149 1,953
Icon Parent, FRN
3M TSFR + 2.75%, 6.44%, 11/13/31  1,117,692 1,070
Loire Finco Luxembourg, FRN
1M TSFR + 4.00%, 7.668%, 1/21/30  2,341,773 2,335
Mariner Wealth Advisors, FRN
3M TSFR + 2.25%, 5.95%, 12/31/30  578,908 577
Ryan Specialty, FRN
1M TSFR + 2.00%, 5.668%, 9/15/31  1,548,588 1,545
SBA Senior Finance II, FRN
1M TSFR + 1.75%, 5.42%, 1/25/31  4,015,708 4,028
Storable, FRN
1M TSFR + 3.25%, 6.918%, 4/16/31 (2) 64,836 62
TransDigm, FRN
1M TSFR + 2.25%, 5.918%, 3/22/30  4,356,710 4,356
TransDigm, FRN
1M TSFR + 2.50%, 6.168%, 2/10/33  1,039,000 1,039
UKG, FRN
3M TSFR + 2.50%, 6.167%, 2/10/31  487,266 465
USI, FRN
3M TSFR + 2.25%, 5.95%, 11/21/29  1,326,451 1,322

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
USI, FRN
3M TSFR + 2.25%, 5.95%, 9/29/30  669,839 667
Varsity Brands, FRN
3M TSFR + 2.75%, 6.45%, 8/26/31  1,830,356 1,821
Total Bank Loans (Cost $50,846) 50,331
COMMON STOCKS  42.8%
COMMUNICATION SERVICES  3.6%
Entertainment  0.1%
Netflix (3) 5,778 556
556
Interactive Media & Services  3.5%
Alphabet, Class A  30,933 8,895
Meta Platforms, Class A  8,711 4,984
13,879
Total Communication Services 14,435
CONSUMER DISCRETIONARY  3.9%
Broadline Retail  2.2%
Amazon.com (3) 41,434 8,629
8,629
Diversified Consumer Services  0.1%
Service Corp. International  6,116 505
505
Hotels, Restaurants & Leisure  1.5%
Domino's Pizza  1,952 700
Hilton Worldwide Holdings  3,527 1,073
McDonald's  5,928 1,842
Yum! Brands  13,874 2,157
5,772
Household Durables  0.1%
TopBuild (3) 1,006 353
353
Total Consumer Discretionary 15,259
CONSUMER STAPLES  1.5%
Consumer Staples Distribution & Retail  0.5%
Kroger  14,612 1,057
U.S. Foods Holding (3) 11,463 1,057
2,114

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Household Products  0.7%
Colgate-Palmolive  8,986 766
Procter & Gamble  13,862 2,002
2,768
Tobacco  0.3%
Philip Morris International  6,115 1,011
1,011
Total Consumer Staples 5,893
ENERGY  1.8%
Energy Equipment & Services  0.1%
TechnipFMC  4,939 341
341
Oil, Gas & Consumable Fuels  1.7%
Canadian Natural Resources  42,012 2,047
ConocoPhillips  4,041 533
EOG Resources  10,331 1,494
Exxon Mobil  16,772 2,846
6,920
Total Energy 7,261
FINANCIALS  4.5%
Banks  1.5%
Bank of America  39,771 1,939
East West Bancorp  5,044 539
JPMorgan Chase  12,012 3,533
6,011
Capital Markets  1.6%
Bank of New York Mellon  9,577 1,136
Charles Schwab  13,078 1,229
CME Group  4,159 1,229
Morgan Stanley  9,298 1,530
MSCI  959 517
Raymond James Financial  4,786 693
6,334
Financial Services  1.3%
Mastercard, Class A  4,648 2,322
Visa, Class A  10,014 3,027
5,349

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Insurance  0.1%
Willis Towers Watson  1,468 427
427
Total Financials 18,121
HEALTH CARE  5.8%
Biotechnology  1.0%
AbbVie  5,805 1,263
Ascendis Pharma, ADR (3) 2,545 582
Cytokinetics (3) 14,679 967
Gilead Sciences  9,525 1,328
4,140
Health Care Equipment & Supplies  1.0%
Abbott Laboratories  13,948 1,432
Becton Dickinson & Company  12,507 1,966
Stryker  2,001 658
4,056
Health Care Providers & Services  1.3%
Cardinal Health  190 40
Cencora  4,337 1,362
Cigna Group  1,393 372
HCA Healthcare  1,828 865
McKesson  1,261 1,091
UnitedHealth Group  5,501 1,489
5,219
Life Sciences Tools & Services  1.2%
Agilent Technologies  9,289 1,059
IQVIA Holdings (3) 2,924 499
Mettler-Toledo International (3) 317 400
Revvity  10,678 935
Thermo Fisher Scientific  1,793 881
Waters (3) 3,515 1,047
4,821
Pharmaceuticals  1.3%
Eli Lilly  2,789 2,565
Johnson & Johnson  10,185 2,490
5,055
Total Health Care 23,291
INDUSTRIALS & BUSINESS SERVICES  3.2%
Aerospace & Defense  1.0%
General Dynamics  3,721 1,277

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
General Electric  6,624 1,880
Lockheed Martin  1,471 889
4,046
Commercial Services & Supplies  0.8%
Republic Services  5,732 1,255
Veralto  10,288 910
Waste Management  3,778 868
3,033
Electrical Equipment  0.5%
Acuity  2,125 596
AMETEK  5,199 1,114
Hubbell  877 430
2,140
Ground Transportation  0.1%
CSX  13,337 547
547
Machinery  0.7%
Ingersoll Rand  12,970 1,039
Mueller Industries  4,680 519
Parker-Hannifin  568 508
Snap-on  1,625 590
2,656
Professional Services  0.1%
Leidos Holdings  3,638 566
566
Total Industrials & Business Services 12,988
INFORMATION TECHNOLOGY  13.5%
Communications Equipment  0.2%
Motorola Solutions  1,497 650
650
Electronic Equipment, Instruments & Components  0.4%
TE Connectivity  5,929 1,239
Teledyne Technologies (3) 578 350
1,589
IT Services  0.1%
VeriSign  1,795 446
446
Semiconductors & Semiconductor Equipment  6.1%
Advanced Micro Devices (3) 10,393 2,114

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Analog Devices  2,113 672
Applied Materials  4,344 1,485
Broadcom  17,192 5,321
Lam Research  3,301 705
Micron Technology  2,162 731
NVIDIA  66,857 11,660
Taiwan Semiconductor Manufacturing, ADR  4,391 1,484
24,172
Software  3.9%
Aurora Innovation (3) 195,665 806
Autodesk (3) 1,313 314
Microsoft  29,443 10,899
PTC (3) 10,255 1,461
Salesforce  4,570 853
SAP, ADR  3,270 560
Workday, Class A (3) 5,733 745
15,638
Technology Hardware, Storage & Peripherals  2.8%
Apple  43,295 10,988
10,988
Total Information Technology 53,483
MATERIALS  0.2%
Metals & Mining  0.2%
Newmont  4,672 506
Southern Copper  1,982 341
Total Materials 847
REAL ESTATE  0.6%
Industrial Real Estate Investment Trusts  0.4%
Prologis, REIT  10,760 1,422
1,422
Specialized Real Estate Investment Trusts  0.2%
SBA Communications, REIT  5,602 964
964
Total Real Estate 2,386
UTILITIES  3.7%
Electric Utilities  1.5%
Evergy  16,395 1,343
Exelon  33,367 1,636
OGE Energy  15,732 755

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
PPL  57,258 2,187
5,921
Multi-Utilities  2.2%
Ameren  25,604 2,814
CenterPoint Energy  50,944 2,199
NiSource  56,707 2,646
WEC Energy Group  11,232 1,300
8,959
Total Utilities 14,880
Total Miscellaneous Common Stocks  0.5% (4) 1,892
Total Common Stocks (Cost $153,258) 170,736
CONVERTIBLE PREFERRED STOCKS  0.5%
CONSUMER STAPLES  0.2%
Beverages  0.2%
Keurig Dr Pepper PIPE, Series A, Acquisition Date: 12/24/25,
Cost $1,016 (3)(5)(6) 995 995
Total Consumer Staples 995
INFORMATION TECHNOLOGY  0.3%
Software  0.3%
Waymo, Series D-2, Acquisition Date: 2/2/26, Cost $1,020 (3)
(5)(6) 6,205 1,020
Total Information Technology 1,020
Total Convertible Preferred Stocks (Cost $2,036) 2,015
CORPORATE BONDS  15.4%
American Tower, 3.80%, 8/15/29  781,000 762
American Tower, 5.90%, 11/15/33  711,000 744
AmWINS Group, 6.375%, 2/15/29 (7) 380,000 383
Booz Allen Hamilton, 3.875%, 9/1/28 (7) 782,000 760
Booz Allen Hamilton, 4.00%, 7/1/29 (7) 419,000 405
Booz Allen Hamilton, 5.95%, 8/4/33  705,000 719
Broadcom, 4.15%, 4/15/32 (7) 546,000 529
Broadstreet Partners Group, 5.875%, 4/15/29 (7) 1,532,000 1,493
CenterPoint Energy, VR, 5.95%, 4/1/56 (8) 2,106,000 2,080
Crown Castle, 2.25%, 1/15/31  607,000 537
Ellucian Holdings, 6.50%, 12/1/29 (7) 530,000 517
Fair Isaac, 6.00%, 5/15/33 (7) 1,753,000 1,720
Fortive, 4.30%, 6/15/46  1,213,000 971

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Gartner, 3.625%, 6/15/29 (7) 1,211,000 1,137
Gartner, 3.75%, 10/1/30 (7) 1,675,000 1,530
Gartner, 4.50%, 7/1/28 (7) 772,000 759
Gartner, 5.60%, 11/20/35  1,149,000 1,087
Hilton Domestic Operating, 3.625%, 2/15/32 (7) 2,817,000 2,559
Hilton Domestic Operating, 4.00%, 5/1/31 (7) 447,000 419
Hilton Domestic Operating, 4.875%, 1/15/30  385,000 379
Hilton Domestic Operating, 5.50%, 3/31/34 (7) 2,350,000 2,296
Hilton Domestic Operating, 5.75%, 9/15/33 (7) 1,092,000 1,089
Howmet Aerospace, 5.95%, 2/1/37  1,071,000 1,141
HUB International, 5.625%, 12/1/29 (7) 1,759,000 1,718
HUB International, 7.25%, 6/15/30 (7) 1,647,000 1,691
IQVIA, 5.70%, 5/15/28  360,000 367
IQVIA, 6.50%, 5/15/30 (7) 360,000 368
Marriott International, Series GG, 3.50%, 10/15/32  991,000 911
MSCI, 3.25%, 8/15/33 (7) 902,000 786
MSCI, 3.625%, 9/1/30 (7) 666,000 629
MSCI, 3.625%, 11/1/31 (7) 527,000 488
MSCI, 3.875%, 2/15/31 (7) 1,220,000 1,155
MSCI, 4.00%, 11/15/29 (7) 812,000 788
NiSource, VR, 5.75%, 7/15/56 (8) 2,124,000 2,088
PRA Health Sciences, 2.875%, 7/15/26 (7) 400,000 396
PTC, 4.00%, 2/15/28 (7) 1,667,000 1,628
SBA Communications, 3.125%, 2/1/29  2,935,000 2,781
Service Corp. International, 3.375%, 8/15/30  266,000 246
Service Corp. International, 4.00%, 5/15/31  630,000 588
TransDigm, 4.625%, 1/15/29  1,270,000 1,247
TransDigm, 6.125%, 7/31/34 (7) 1,222,000 1,204
TransDigm, 6.25%, 1/31/34 (7) 105,000 106
TransDigm, 6.375%, 5/31/33 (7) 829,000 827
TransDigm, 6.75%, 1/31/34 (7) 955,000 968
TransDigm, 7.125%, 12/1/31 (7) 719,000 743
Vail Resorts, 5.625%, 7/15/30 (7) 191,000 190
VICI Properties, 4.125%, 8/15/30 (7) 1,643,000 1,574
VICI Properties, 4.625%, 12/1/29 (7) 1,615,000 1,588
VICI Properties, 5.125%, 5/15/32  526,000 519
Workday, 3.80%, 4/1/32  1,222,000 1,134
Yum! Brands, 3.625%, 3/15/31  1,356,000 1,252
Yum! Brands, 4.625%, 1/31/32  1,410,000 1,347
Yum! Brands, 4.75%, 1/15/30 (7) 1,189,000 1,171
Yum! Brands, 5.35%, 11/1/43  1,325,000 1,259
Yum! Brands, 5.375%, 4/1/32  1,223,000 1,213

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Yum! Brands, 6.875%, 11/15/37  691,000 752
Total Miscellaneous Corporate Bonds  0.9% (4) 3,574
Total Corporate Bonds (Cost $61,369) 61,312
PREFERRED STOCKS  0.2%
FINANCIALS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $734 (3)
(5)(6) 745 741
Total Financials 741
Total Preferred Stocks (Cost $734) 741
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  24.7%
U.S. Treasury Obligations  24.7%
U.S. Treasury Notes, 3.50%, 11/30/30  441,000 433
U.S. Treasury Notes, 3.625%, 8/31/30  2,749,000 2,715
U.S. Treasury Notes, 3.625%, 9/30/30  360,000 356
U.S. Treasury Notes, 3.625%, 10/31/30  2,033,000 2,007
U.S. Treasury Notes, 3.625%, 12/31/30  2,034,000 2,007
U.S. Treasury Notes, 3.875%, 4/30/30  5,941,000 5,935
U.S. Treasury Notes, 3.875%, 6/30/30  2,121,000 2,118
U.S. Treasury Notes, 3.875%, 7/31/30  2,537,000 2,533
U.S. Treasury Notes, 3.875%, 8/15/34  7,059,000 6,879
U.S. Treasury Notes, 4.00%, 3/31/30  5,127,000 5,146
U.S. Treasury Notes, 4.00%, 5/31/30  284,000 285
U.S. Treasury Notes, 4.00%, 2/15/34  14,251,000 14,059
U.S. Treasury Notes, 4.25%, 11/15/34  11,721,000 11,717
U.S. Treasury Notes, 4.25%, 5/15/35  13,236,000 13,201
U.S. Treasury Notes, 4.25%, 8/15/35  14,444,000 14,392
U.S. Treasury Notes, 4.375%, 5/15/34  10,017,000 10,122
U.S. Treasury Notes, 4.50%, 11/15/33  826,000 843
U.S. Treasury Notes, 4.625%, 2/15/35  3,828,000 3,927
98,675
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $98,475) 98,675

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  3.3%
Money Market Funds  3.3%
T. Rowe Price Government Reserve Fund, 3.71% (9)(10) 13,251,972 13,252
Total Short-Term Investments (Cost $13,252) 13,252
Total Investments in Securities  99.5%
(Cost $379,970) $ 397,062
Other Assets Less Liabilities 0.5% 1,872
Net Assets 100.0% $ 398,934
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of March 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Level 3 in fair value hierarchy.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,756 and represents 0.7% of net assets.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $33,614 and represents 8.4% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Seven-day yield
(10) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
FRN Floating Rate Note
OTC Over-the-counter

T. ROWE PRICE Capital Appreciation and Income Fund

.
.
.
.
.
.
.
.
.
.
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation and Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
AbbVie, Call, 6/18/26 @
$260.00 53 1,153 (7)
Goldman Sachs
Johnson & Johnson, Call,
4/17/26 @ $250.00 45 1,100 (16)
Goldman Sachs
Procter & Gamble, Call,
6/18/26 @ $175.00 64 924 (2)
JPMorgan Chase
Exxon Mobil, Call, 6/18/26
@ $170.00 76 1,289 (78)
JPMorgan Chase
Philip Morris International,
Call, 6/18/26 @ $210.00 51 843 (3)
Wells Fargo
Kroger, Call, 4/17/26 @
$67.50 84 608 (43)
Total Options Written (Premiums $(90)) $ (149)

T. ROWE PRICE Capital Appreciation and Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ —# $ — $ 165+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 18,574  ¤  ¤ $ 13,252^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $165 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $13,252.

T. ROWE PRICE Capital Appreciation and Income Fund
Unaudited
Notes to Portfolio of Investments
14
T. Rowe Price Capital Appreciation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital
Appreciation and Income Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Capital Appreciation and Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Capital Appreciation and Income Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation and Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1577-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 210,318 $ — $ 210,318
Common Stocks 170,736 — — 170,736
Convertible Preferred Stocks — — 2,015 2,015
Preferred Stocks — — 741 741
Short-Term Investments 13,252 — — 13,252
Total $ 183,988 $ 210,318 $ 2,756 $ 397,062
Liabilities
Options Written $ — $ 149 $ — $ 149
1
Includes Bank Loans, Corporate Bonds and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).